SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION

14.  SEGMENT INFORMATION

The Group is organized into three main operating segments:

Seed and integrated products

The seed and integrated products segment focuses mainly on the development and commercialization of seed technologies and products that increase yield per hectare, with a focus on the provision of seed technologies integrated with crop protection and crop nutrition products designed to control weeds, insects or diseases, to increase their quality characteristics, to improve nutritional value and other benefits. The segment focuses on the commercialization of integrated products that combine three complementary components biotechnological events, germplasm and seed treatments—in order to increase crop productivity and create value for customers. While each component can increase yield independently, through an integrated technology strategy the segment offers products that complement and integrate with each other to generate higher yields in crops.

Currently the segment generates revenue from ordinary activities through the sale of seeds, integrated product packs, royalties and licenses charged to third parties, among others.

Crop protection

The crop protection segment mainly includes the development, production and marketing of high-tech adjuvants and a full range of pest control molecules and biocontrol products. Adjuvants are used in mixtures to facilitate the application and effectiveness of active ingredients, such as insecticides, leading to better performance, reduced usage rates and lower residue levels Insecticides and fungicides are applied to control pests and significantly reduce disease during the germination period.

The segment currently generates revenue from ordinary activities through the sale of adjuvants, insecticides, fungicides and baits, among others.

Crop nutrition

The crop nutrition segment focuses mainly on the development, production and commercialization of inoculants that allow the biological fixation of nitrogen in the crops, and of fertilizers including biofertilizers and microgranulated fertilizers that optimize the productivity and yield of the crops.

Currently the segment generates income from ordinary activities through the sale of inoculants, bio-inductors, biological fertilizers and microgranulated fertilizers, among others.

The measurement principles for the Group’s segment reporting structure are based on the IFRS principles adopted in the Consolidated financial statements. Revenue generated by products and services exchanged between segments and entities within the Group are calculated based on market prices.

The following tables present information with respect to the Group’s reporting segments:

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	94,457,404	223,538,317	125,558,380	443,554,101
Royalties	986,602	—	—	986,602
Right of use licenses	1,000,000	—	19,287,845	20,287,845
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	(45,746)	—	—	(45,746)
Total	96,398,260	223,538,317	144,846,225	464,782,802

Cost of sales	(66,306,974)	(143,807,301)	(68,107,537)	(278,221,812)
Gross profit per segment	30,091,286	79,731,016	76,738,688	186,560,990
% Gross margin	31%	36%	53%	40%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2023	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	55,360,397	205,685,451	124,249,566	385,295,414
Royalties	1,247,567	—	—	1,247,567
Right of use licenses	—	—	32,903,458	32,903,458
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	319,428	153,460	137,666	610,554
Total	56,927,392	205,838,911	157,290,690	420,056,993

Cost of sales	(31,012,687)	(137,529,299)	(66,915,067)	(235,457,053)
Gross profit per segment	25,914,705	68,309,612	90,375,623	184,599,940
% Gross margin	46%	33%	57%	44%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2022	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	45,862,562	173,095,092	107,502,350	326,460,004
Royalties	1,995,584	—	—	1,995,584
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	3,672,192	1,171,749	1,544,089	6,388,030
Total	51,530,338	174,266,841	109,046,439	334,843,618

Cost of sales	(21,839,689)	(124,489,307)	(62,035,099)	(208,364,095)
Gross profit per segment	29,690,649	49,777,534	47,011,340	126,479,523
% Gross margin	58%	29%	43%	38%

As of the current period, changes in the net realizable value of agricultural products after harvest have been excluded from segment information since those results depend on market fluctuations which are beyond the Group’s operating control. The Group has recast the comparative figures accordingly.

Revenue by similar group of products or services

	06/30/2024	06/30/2023	06/30/2022
Seed and integrated products	96,398,260	56,607,964	47,858,146
Seed Treatments Packs	29,992,052	32,469,652	29,056,276
Seed & Royalties Payments	5,587,594	7,004,400	6,384,927
HB4 Program	60,818,614	17,133,912	12,416,943

Crop protection	227,212,278	205,685,451	173,095,092
Adjuvants	56,634,128	52,978,705	51,211,406
Seed CP Products and Services	34,877,911	26,080,587	26,478,873
Other CP Products and Services	106,766,415	94,123,984	95,404,813
Bioprotection	28,933,824	32,502,175	—

Crop nutrition	141,218,010	157,153,024	107,502,350
Inoculants & Biofertilizers	18,315,253	23,621,534	23,621,552
Micro-beaded Fertilizers	88,158,727	90,827,714	83,880,798
Biostimulants	15,456,185	9,800,318	—
Syngenta license agreement	19,287,845	32,903,458	—

Total revenues	464,828,548	419,446,439	328,455,588

Geographical information

	06/30/2024	06/30/2023	06/30/2022
Argentina	346,794,376	288,228,267	261,624,779
Brazil	24,175,116	23,690,028	33,049,005
LATAM	21,952,339	21,044,547	15,340,382
North America	27,370,220	30,372,912	5,086,007
EMEA	21,320,535	22,014,855	12,920,323
ROW	23,215,962	34,095,830	435,092
Total revenues	464,828,548	419,446,439	328,455,588

	06/30/2024	06/30/2023
Non-current assets
Argentina	137,325,749	124,612,208
Brazil	7,698,175	8,398,403
LATAM	1,162,654	1,064,290
North America	189,199,549	192,129,674
EMEA	44,141	61,526
ROW	26,279,731	27,535,122
Total non-current assets	361,709,999	353,801,223

Property, plant and equipment	74,573,278	67,853,835
Intangible assets	174,797,456	173,783,956
Goodwill	112,339,265	112,163,432
Total reportable assets	361,709,999	353,801,223
Total non-reportable assets	488,918,348	464,257,935
Total assets	850,628,347	818,059,158

As of the current period, geographical information is reported by main countries and regions. LATAM refers to Latin America countries, excluding Argentina and Brazil which are reported separately. North America includes United States of America and Canada. The EMEA region covers Europe, the Middle East and Africa. The Group has recast the comparative figures accordingly.